REVENUE (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenues	₺ 57,046,561	₺ 51,338,956	₺ 38,228,624
Sales of goods
Revenue
Revenues	38,577,032	38,048,868	29,937,693
Marketplace revenues
Revenue
Revenues	7,251,523	6,477,412	4,049,654
Delivery service revenues
Revenue
Revenues	7,865,726	5,229,995	3,537,742
Other revenues
Revenue
Revenues	3,352,280	1,582,681	703,535
Advertising
Revenue
Revenues	1,345,674	807,296	413,370
Subscription service
Revenue
Revenues	₺ 1,002,147	₺ 287,655	₺ 31,112